Investment in Equity Accounted Joint Venture	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Accounted Joint Venture
5.	Investment in Equity Accounted Joint Ventures
Interests in joint ventures are accounted for using the equity method and are recognized initially at cost and subsequently include the Company’s share of the profit or loss and other comprehensive income of equity-accounted
investees, until the date on which joint control ceases.
As at December 31, 2020 and June 30, 2021, we had the following participation in investments that are accounted for using the equity method:

	December 31, 2020	June 30, 2021
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50%	50%
Luna Pool Agency Limited. (“Pool Agency”)	50%	50%
Export Terminal Joint Venture
In January 2018, the Company announced the execution of definitive agreements creating a 50/50 joint venture with Enterprise Products Partners L.P. (the “Export Terminal Joint Venture”) to construct and operate an ethylene export marine terminal at Morgan’s Point, Texas on the Houston Ship Channel (the “Marine Export Terminal”). Enterprise Products Partners, L.P. is the sole managing member of the Export Terminal Joint Venture, and it is also the operator of the Marine Export Terminal. Interests in joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes capitalized interest. The capitalized interest will be amortized over the useful life of the terminal. Subsequent to initial recognition, the consolidated financial statements will include the Company’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, until the date on which joint control ceases.
The Export Terminal Joint Venture is organized as a limited liability company and maintains separate ownership accounts, consequently we account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the investee’s operating and financial policies. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly. Subsequent to initial recognition, the consolidated financial statements includes the Company’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, until the date on which joint control ceases.
As of June 30, 2021, we had contributed to the Export Terminal Joint Venture all of our 50% share of the$146.5 million capital cost for the construction of the Marine Export Terminal. On January 21, 2021, we made afinal capital contribution of $4.0 million by drawing down on the Terminal Facility.
The table below represents the Company’s investment into the Export Terminal Joint Venture, pursuant to which the Company has a 50% economic interest in building and operating the Marine Export Terminal, as of December 31, 2020 and June 30, 2021:

	2020	2021

	(in thousands)
Investment in equity accounted joint venture at January 1	$130,660	$148,665
Equity contributions to joint venture entity	17,000	4,000
Share of results	651	1,396
Distributions received from joint venture entity	—	(6,850)
Capitalized interest and deferred financing costs	354	—

Total investment in equity accounted joint venture at December 31 and June 30	$148,665	$147,211

Cumulative interest capitalized on the investment in the Export Terminal Joint Venture are being amortized over the estimated useful life of the Marine Export Terminal, which began commercial operations with the export of commissioning cargoes in December 2019. As of June 30, 2021, the unamortized difference between the carrying amount of the investment in the Export Terminal Joint Venture and the amount of the Company’s underlying equity in net assets of the Export Terminal Joint Venture, was $6.3 million (December 31, 2020: $6.5 million). The costs amortized in the six months ended June 30, 2021 were $0.1 million (six months ended June 30, 2020: $0.1 million) and are presented in the share of result of the equity accounted joint ventures within the unaudited condensed consolidated statement of operations.
The Company has made an accounting policy election to apply the cumulative earnings approach outlined in ASC 230 – Statement of Cash Flows (“Topic 230”) to determine whether dividend distributions received from equity method investees are returns on investment or returns of investment and should be classified as cash flows from operating activities or investing activities respectively. Under the cumulative earnings method, we compare the cumulative distributions received to our cumulative equity in earnings from the investee, as adjusted for amortization of basis differences. We analyze dividends received in interim periods on a quarter-by-quarter
basis, without consideration of the investee’s forecasted earnings. Cumulative distributions received up to the amount of cumulative equity in earnings represent returns on investment classified as cash flows from operating activities. Cumulative distributions received exceeding cumulative equity in earnings represent returns of investment classified as cash flows from investing activities.

During the six months ended June 30, 2021, we received dividend distributions from the Export Terminal Joint Venture of $6.9 million, of which $6.0 million is in excess of our cumulative equity in earnings and is presented as cash flows from investing activities and $0.9 million is presented as cash flows from operating activities within the unaudited condensed consolidated statements of cash flows.
No dividend distributions were received for the six months ended June 30, 2020 or for the year ended December 31, 2020.
Equity method earnings, excluding amortized costs, of $2.1 million and $1.5 million for the three and six months ended June 30, 2021 respectively, were recognized in the share of result of equity accounted joint ventures within the unaudited condensed consolidated statement of operations (three and six months ended June 30, 2020: losses of $0.1 million and $3.0 million and respectively).
Impairment of Joint Venture
The equity method investment is reviewed for indicators of impairment when events or circumstances indicate the carrying amount of the investment may not be recoverable. When such indicators are present, we determine if the indicators are ‘other than temporary’ to determine if an impairment exists. If we determine that an impairment exists, a discounted cash flow analysis is carried out based on the future cash flows expected to be generated over the investment’s estimated remaining useful life. The resulting net present value is compared to the carrying value and we would recognize an impairment loss equal to the amount by which the carrying amount exceeds its fair value.
Considerations in identifying if indicators of impairment are present for the equity method investment include significant incidents that have resulted in the forecast future operating cash flows to be amended, such as significant market events that impact the terminal operations and cashflow, physical damage to assets, recurring financial losses for consecutive periods or changes to the Company’s equity holding in the investment. As of June 30, 2021, the aggregate carrying value of our investment in the Export Terminal Joint Venture was $147.2. million (December 31, 2020: $148.7 million). We believe that there are no events or circumstances that indicate that the value of the investment in the Export Terminal Joint Venture should be impaired as of June 30, 2021. Accordingly, no impairment charge has been recorded as of June 30, 2021 following the requirements of our U.S. GAAP impairment accounting policy.
Pool Agency
In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas Co. Ltd. to form and manage the Luna Pool. We refer to the Company and Greater Bay Gas Co. Ltd. collectively as the “Pool Participants”. As part of the formation of the Luna Pool, a new entity, Luna Pool Agency Limited, (“Pool Agency”) was established in May 2020. The pool participants jointly own the Pool Agency on an equal basis, and both have equal board representation. The investment in the Pool Agency created a 50/50 joint venture with Greater Bay Gas Co. Ltd. as outlined by Accounting Standards Codification (“ASC”) 323 – Investments -Equity Method and Joint Ventures (“ASC 323”). The Company’s investment in the Pool Agency is accounted for as an equity investment in accordance with the guidance within ASC 810 – Consolidation and ASC 323. Therefore, we account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the entity’s operating and financial policies.
As of June 30, 2021 and December 31, 2020, we have recognized the Company’s initial investment of one British pound in the Pool Agency within investments in equity accounted joint ventures on our unaudited condensed consolidated balance sheets. The Pool Agency has no activities other than that as a legal custodian of the Luna Pool bank account and there will be no variability in its financial results, as it has no income and its minimal operating expenses are reimbursed by the Pool Participants.